16. DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company utilizes fair value measurements to record fair value adjustments to certain financial assets and financial liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as securities held-to-maturity, and impaired loans. These nonrecurring fair value adjustments typically involve other than temporary impairment accounting or impairments of individual assets.

The Company uses a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs such as quoted prices in active markets;

Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 - Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company evaluates fair value measurement inputs on an ongoing basis in order to determine if there is a change of sufficient significance to warrant a transfer between levels. For example, changes in market activity or the addition of new unobservable inputs could, in the Company’s judgment, cause a transfer to either a higher or lower level. For the three and twelve months ended September 30, 2013, there were no transfers between levels.

Following is a description of valuation methodologies used for assets recorded at fair value.

Investment Securities

Securities available for sale are valued at quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, and encompass marketable equity securities. Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Once a loan is identified as individually impaired; management measures impairment using one of several methods, including collateral value, market value of similar debt, or present values of cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2013, substantially all of the total impaired loans were evaluated based on the fair value of the collateral less estimated costs to sell. Impaired loans where an allowance is established requires classification in the fair value hierarchy. When the fair value of the collateral is based on the observable market price or a current appraised value, less estimated costs to sell, the Company records the impaired loan as nonrecurring Level 3.

Fair value is also used on a nonrecurring basis for nonfinancial assets and liabilities such as foreclosed assets, and other real estate owned measured at fair value for purposes of assessing impairment. A description of the valuation methodologies used for nonfinancial assets measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Other Real Estate Owned

Other Real Estate Owned (“OREO”), consisting of properties obtained through foreclosure or in satisfaction of loans, is reported at the lower of cost or fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs (Level 3). At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses. Gains or losses on sale and generally any subsequent adjustments to the value are recorded as a component of OREO expense.

	Fair Value At September	Fair Value Hierarchy
	30, 2013	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,435	$-	$1,435	$-
Federal Home Loan Mortgage Corp.	1,463	-	1,463	-
Federal National Mortgage Assoc.	9,692	-	9,692	-
	12,590	-	12,590	-

CMOs:
Government National Mortgage Assoc.	1,296	-	1,296	-
Marketable equity securities	561	561	-	-
Total recurring	$14,447	$561	$13,886	$-

Assets valued on a non-recurring basis:
Impaired loans	$1,471	$-	$-	$1,471
Other real estate owned	741	-	-	741
Total non-recurring	$2,212	$-	$-	$2,212

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range
(In thousands)
September 30, 2013:
Impaired Loans	$1,333	Discounted expected cash flows	Interest rate and repayment term	Weighted average discount rate 6.59% Maturity range 60-72 months
Other real estate owned	$741	Property appraisals	Management discount for property type and recent market volatility	10%-33% discount

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range
(In thousands)
September 30, 2012:
Impaired Loans	$5,053	Property appraisals	Management discount for property type and recent market volatility	5%-30% discount
Other real estate owned	$513	Property appraisals	Management discount for property type and recent market volatility	3%-61% discount

	Fair Value At September	Fair Value Hierarchy
	30, 2012	Level 1	Level 2	Level 3
(In thousands)
Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,674	$-	$1,674	$-
Federal Home Loan Mortgage Corp.	2,169	-	2,169	-
Federal National Mortgage Assoc.	13,842	-	13,842	-
	17,685	-	17,685	-

CMOs:
Government National Mortgage Assoc.	1,788	-	1,788	-
Marketable equity securities	494	494	-	-
Total recurring	$19,967	$494	$19,473	$-

Assets valued on a non-recurring basis:
Impaired loans	5,053	-	-	5,053
Other real estate owned	513	-	-	513
Total non-recurring	$5,566	$-	$-	$5,566

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. The aggregate fair value amounts presented below may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash - For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities - For investment securities, fair value is determined as disclosed in the previous investment security disclosure.

Loans - The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers for the same remaining maturities. No adjustment has been made for illiquidity in the market for loans as there is no active market for many of the Company’s loans on which to reasonably base this estimate.

Federal Home Loan Bank Stock - The carrying value of the FHLB of Dallas stock approximates fair value based on the redemption provisions of the FHLB of Dallas.

Bank owned life insurance- The carrying amounts of bank owned life insurance contracts approximate fair value.

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

Deposits - The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturities certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank - The fair value of advances is estimated using rates currently available for advances of similar remaining maturities.

Commitments - The fair value of commitments to extend credit was not significant.

The estimated fair values of the Company’s significant financial instruments are as follows at September 30, 2013 and 2012:

			Fair Value Measurements at September 30, 2013

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$ 34,332	$ 34,332	$ 34,332	$ -	$ -
Investment securities	82,179	82,945	561	82,384	-
FHLB stock	5,068	5,068	-	5,068	-
Accrued interest receivable	2,091	2,091	-	2,091	-
Life Insurance contracts	15,125	15,125	-	15,125	-
Loans receivable, net	676,535	680,901	-	-	680,901

Financial liabilities:
Deposits	650,791	652,019	100,822	551,197	-
Advance from Federal Home Loan Bank	108,997	113,774	-	113,774	-
Accrued interest payable	353	353	-	353	-

			Fair Value Measurements at September 30, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$ 37,300	$ 37,300	$ 37,300	$ -	$ -
Investment securities	86,780	88,357	494	87,863	-
FHLB stock	6,809	6,809	-	6,809	-
Accrued interest receivable	2,514	2,514	-	2,514	-
Life Insurance contracts	14,513	14,513	-	14,513	-
Loans receivable, net	665,842	665,384	-	-	665,384

Financial liabilities:
Deposits	617,722	621,676	93,410	528,266	-
Advance from Federal Home Loan Bank	142,751	153,855		153,855
Accrued interest payable	370	370	-	370	-